NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 127,869	$ 103,209
Deferred Financing Costs and Other on Secured bank loans	(1,231)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	67,909	63,494
Deferred Financing Costs and Other on Secured bank loans	(544)
Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,787	14,233
Deferred Financing Costs and Other on Secured bank loans	(25)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,776	14,334
Deferred Financing Costs and Other on Secured bank loans	(135)
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	23,105	10,820
Deferred Financing Costs and Other on Secured bank loans	(522)
Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	292	$ 328
Deferred Financing Costs and Other on Secured bank loans	(5)
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,696
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,871
One year from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,556
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,740
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,438
One year from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	91
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,819
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,796
Two years from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,073
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,044
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	868
Two years from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	38
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,165
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,784
2021 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,168
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,707
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,487
2021 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	19
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,266
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,876
2022 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,841
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,012
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,524
2022 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	18,104
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,181
2023 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	797
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,043
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,947
2023 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	136
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	55,050
Total Principal repayments on Secured bank loans	129,100
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,945
Total Principal repayments on Secured bank loans	68,453
Thereafter | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,377
Total Principal repayments on Secured bank loans	15,812
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,365
Total Principal repayments on Secured bank loans	20,911
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,363
Total Principal repayments on Secured bank loans	23,627
Thereafter | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	0
Total Principal repayments on Secured bank loans	$ 297